As filed with the Securities and Exchange Commission on September 7, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  June 30, 2012

Date of reporting period:  June 30, 2012

Item 1. Reports to Stockholders.

Dear Shareholder:

     The U.S. stock market performance was modest during the twelve month time period ending June 30, 2012.  The Russell 3000R Index, the benchmark for your Fund, returned 3.84% during this time period.  Both share classes lagged the market over this same time period.  Class A shares generated a return of -3.44% on a fully-loaded basis and 1.64% on a no-load* basis, whereas Class C shares reported a return of -0.05% on a fully-loaded basis and 0.90% on a no-load* basis for the twelve month period ending June 30, 2012.

Performance of the Fund over the twelve month period was driven in part by our exposure to small- and medium-capitalized companies, as well as stock selection within the Telecommunications, Financials and Energy sectors.  Concerns regarding continued economic growth and associated risk aversion in the market culminated in poor performance for small- and medium-sized companies relative to the broader market.  The Russell 2000R Index, a proxy for small- and medium-sized businesses, has lagged the broader market, generating a negative return of -2.08% versus a return of 3.84% for the Russell 3000R Index over the twelve month period ending June 30, 2012.  Within the Telecommunications sector, NII Holdings, Inc., a Latin American wireless telecommunications company, has suffered significantly network build-out, increased competition in its primary markets, and declines in foreign exchange rates.  Although we were disappointed by the network delay and share the market’s concern about increasing competition, we have maintained our investment, believing that the current stock valuation more than reflects the impact of these issues on the company.  Within the Financials sector, our investment in StanCorp Financial Group, Inc. suffered due to elevated losses from poorly underwritten policies.  As a consequence of these issues and the time we estimate it would take the company to correct them, we exited our investment in StanCorp Financial.  Another laggard within this sector is Morgan Stanley, whose stock has suffered due to capital market concerns.  Similar to our investment in NII Holdings, we believe the market is not appropriately valuing the company’s operations or the changes the company has made in recent quarters.  Within the Energy sector, performance was largely influenced by a drop in energy prices. Baker Hughes Incorporated, Devon Energy Corporation and Marathon Oil Corporation were most impacted, given their sensitivity to energy prices.  Our best performing sector during the time period was the Healthcare sector, driven primarily by investments in Cerner Corporation, Amgen Inc., Gilead Sciences, Inc.  and Pharmaceutical Product Development, LLC, which was acquired by a private equity firm at an attractive premium.  Our investments within the Technology sector performed well, with stand-out contributions from Intuit, Inc. and Fiserv, Inc.

A number of the changes that we made to the Fund over the past twelve months were instigated by corporate actions. Aside from the aforementioned private equity buyout of Pharmaceutical Product Development, shares of Marathon Petroleum Corporation received following the spin-off from Marathon Oil Corporation were also sold.  In addition, shares of Medco Health Solutions, Inc. were converted into Express Scripts, Inc. after the merger between those two companies was completed at the beginning of April of this year.  In relation to this merger, we eliminated our investment in Walgreens Co. shortly after the merger’s announcement as a matter of risk management, reducing the concentrated exposure to the Express Scripts/Walgreens contract dispute.  We also sold our investment in Estee Lauder Companies and swapped our investment in Herman Miller, Inc. for Paccar, Inc.  As a consequence of these changes, the Fund’s exposure to small- and medium-sized companies is still larger than the overall market, but less than it was a year ago.

The U.S. economy continues to expand, but concerns of slowing growth remain at the forefront of investor’s minds.  Fears of financial contagion from Europe contribute to anenvironmentwhereinvestorconfidenceis low, and the willingness to take on risk even lower.  As portfolio managers in such an environment, we must persistently assess risks and weigh them against the potential rewards we foresee.  In today’s environment, we observe an emphasis on risk aversion as opposed to a balance between risk and reward.   Consequently, we feel investors will be best served accepting more risk in portfolio positioning, having a larger relative exposure to small- and medium-sized companies than the overall market. This positioning may result in higher near-term volatility, but volatility is a trade-off we are willing to make for the longer-term benefit of the Fund.  As always, we thank you for confidence in Davidson Investment Advisors and our Multi-Cap Equity Fund.

Sincerely,

Andrew I. Davidson President
Davidson Investment Advisors, Inc.

Must be preceded or accompanied by a prospectus.

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible. Small- and medium capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. Because the Fund may invest in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETFs shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares. The Fund will bear its shares of the fees and expenses of the underlying funds. Shareholders will pay higher expenses than would be the case if making direct investments in the underlying ETFs. The Fund may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. The investment in options is not suitable for all investors.

The Russell 3000R Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index.

The Russell 2000R Index measures the performance of the small-cap segment of the U.S. equity universe and is comprised of the smallest 2,000 companies in the Russell 3000R Index, representing approximately 10% of the total market capitalization of that Index.  It is not possible to invest directly in an index.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments for a complete listing of Fund holdings. Current and future portfolio holdings are subject to risk.

The opinions expressed in this letter are those of the Fund manager, are subject to change, are not guaranteed, and should not be considered recommendations to buy or sell any security.

* The no-load basis refers to performance with front-end and back-end sales loads waived.

The Davidson Fund is distributed by Quasar Distributors, LLC.

Davidson Multi-Cap Equity Fund

Comparison of the change in value of a hypothetical $10,000 investment in the
Davidson Multi-Cap Equity Fund - Class A vs. the Russell 3000R Index

Average Annual Total Return:		Since Inception
	1 Year	8/11/2008	7/1/2009
Class A (with sales load)	-3.44%	1.88%	-
Class A (without sales load)	1.64%	3.23%	-
Class C (with deferred sales load)	-0.05%	-	13.94%
Class C (without deferred sales load)	0.90%	-	13.94%
Russell 3000® Index	3.84%	3.51%	16.52%

Total Annual Fund Operating Expenses : 1.67% (Class A); 2.42% (Class C)

Performance data quoted on this page represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (877) 332-0529.

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced. Class A shares may be subject to a 5.00% sales load. Class A shares do not have a contingent deferred sales charge ("CDSC") except that a charge of 1% applies to certain redemptions made within seven calendar days, following purchases of $1 million or more without an initial sales charge. Class C shares may be subject to a CDSC of 1.00% on redemptions held for one year or less after purchase. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gains distributions, or  redemption of Fund shares. Indices do not incur expenses and are not available for investment.

The Russell 3000®  Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

Risks: Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.  Small- and medium capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.

Davidson Multi-Cap Equity Fund
Expense Example at June 30, 2012 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in both Class A and Class C at the beginning of the period and held for the entire period (1/1/12 - 6/30/12).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.15% and 1.90% per the operating expenses limitation agreement for Class A and Class C, respectively. The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. However, the Example below does not include portfolio trading commissions and related expenses.  In addition, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. You may use the information in the first line of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A
	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12

Actual	$1,000.00	$1,082.30	$5.95
Hypothetical (5% returnbefore expenses)	$1,000.00	$1,019.14	$5.77

*Expenses are equal to the Fund’s annualized expense ratio of 1.15%  multiplied by the average account value over the period, multiplied by 182/(days in most recent fiscal half-year)/366 days to reflect the one-half year expense.

Davidson Multi-Cap Equity Fund
Expense Example at June 30, 2012 (Unaudited)

Class C
	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 - 6/30/12

Actual	$1,000.00	$1,078.50	$9.82
Hypothetical (5% return before expenses)	$1,000.00	$1,015.42	$9.52

*Expenses are equal to the Fund’s annualized expense ratio of 1.90%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year)/366 days to reflect the one-half year expense.

Davidson Multi-Cap Equity Fund
Sector Allocation of Portfolio Assets at June 30, 2012 (Unaudited)

Short-Term Investments, 1.5%
Wholesale Trade, 2.0%
Accomodation and Food Services, 1.7%
Transportation and Warehousing, 2.0%
Construction, 2.2%
Utilities, 3.7%
Finance and Insurance, 13.3%
Retail Trade, 1.5%
Health Care and Social Assistance, 1.8%
Professional, Scientific and Technical Services, 3.4%
Mining, 4.8%
Information, 16.0%
Manufacturing, 44.6%
Management of Companies and Enterprises, 1.5%

Percentages represent market value as a percentage of total investments.

Davidson Multi-Cap Equity Fund
Schedule of Investments
June 30, 2012

Shares	COMMON STOCKS - 98.80%	Value
	Activities Related to Credit Intermediation - 2.04%
45,190	Starwood Property Trust, Inc.	$962,999
	Aerospace Product and Parts Manufacturing - 1.77%
11,090	United Technologies Corp.	837,628

	Agencies, Brokerages, and Other Insurance Related Activities - 2.01%
36,170	Principal Financial Group, Inc.	948,739

	Basic Chemical Manufacturing - 1.64%
7,150	Praxair, Inc.	777,420

	Beverage Manufacturing - 2.33%
15,625	PepsiCo, Inc.	1,104,063

	Communications Equipment Manufacturing - 3.58%
55,030	Cisco Systems, Inc.	944,866
13,430	QUALCOMM, Inc.	747,782
		1,692,648
	Computer and Peripheral Equipment Manufacturing - 5.67%
2,994	Apple, Inc. (a)	1,748,495
4,755	International Business Machines Corp.	929,983
		2,678,478
	Computer Systems Design and Related Services - 1.53%
8,735	Cerner Corp. (a)	722,035

	Couriers and Express Delivery Services - 2.02%
10,410	FedEx Corp.	953,660

	Data Processing, Hosting, and Related Services - 2.35%
15,395	Fiserv, Inc. (a)	1,111,827

	Depository Credit Intermediation - 7.06%
27,395	JPMorgan Chase & Co.	978,823
25,295	State Street Corp.	1,129,169
36,715	Wells Fargo & Co.	1,227,750
		3,335,742
	Electric Lighting Equipment Manufacturing - 2.17%
15,050	Cooper Industries PLC (b)	1,026,109

	The accompanying notes are an integral part of these financial statements

Davidson Multi-Cap Equity Fund
Schedule of Investments
June 30, 2012

Shares	COMMON STOCKS - 98.80%, continued	Value
	Electric Power Generation, Transmission and Distribution - 1.51%
22,170	Black Hills Corp.	$713,209

	Engine, Turbine, and Power Transmission Equipment Manufacturing - 1.96%
44,355	General Electric Co.	924,358

	Full-Service Restaurants - 1.69%
9,230	Buffalo Wild Wings, Inc. (a)	799,687

	Grain and Oilseed Milling - 1.95%
31,260	Archer-Daniels-Midland Co.	922,795

	Health and Personal Care Stores - 2.03%
17,187	Express Scripts Holding Co. (a)	959,551

	Jewelry, Luggage, and Leather Goods Stores - 1.53%
24,385	Blue Nile, Inc. (a)	724,478

	Management of Companies and Enterprises - 1.52%
49,215	Morgan Stanley	718,047

	Medical and Diagnostic Laboratories - 1.78%
9,075	Laboratory Corporation of America Holdings (a)	840,436

	Medical Equipment and Supplies Manufacturing - 3.92%
10,900	3M Co.	976,640
11,750	Becton, Dickinson & Co.	878,313
		1,854,953
	Motor Vehicle Manufacturing - 3.37%
69,675	Ford Motor Co.	668,183
23,650	PACCAR, Inc.	926,844
		1,595,027
	Natural Gas Distribution - 2.24%
15,405	Sempra Energy	1,061,096

	Newspaper, Periodical, Book, and Directory Publishers - 2.00%
21,045	McGraw-Hill Companies, Inc.	947,025

	Oil and Gas Extraction - 5.07%
20,335	Baker Hughes, Inc.	835,769
15,345	Devon Energy Corp.	889,856

	The accompanying notes are an integral part of these financial statements.

 Davidson Multi-Cap Equity Fund
Schedule of Investments
June 30, 2012

Shares	COMMON STOCKS - 98.80%, continued	Value
	Oil and Gas Extraction - 5.07%, continued
26,175	Marathon Oil Corp.	$669,295
		2,394,920
	Other Electrical Equipment and Component Manufacturing - 2.11%
13,245	Energizer Holdings, Inc. (a)	996,686

	Other Information Services - 2.17%
1,766	Google, Inc. - Class A (a)	1,024,404

	Other Investment Pools and Funds - 2.22%
83,985	Redwood Trust, Inc.	1,048,133

	Other Telecommunications - 1.37%
63,300	NII Holdings, Inc. (a)	647,559

	Petroleum and Coal Products Manufacturing - 4.26%
9,190	Chevron Corp.	969,545
12,215	Exxon Mobil Corp.	1,045,237
		2,014,782
	Pharmaceutical and Medicine Manufacturing - 4.61%
12,290	Amgen, Inc.	897,661
25,010	Gilead Sciences, Inc. (a)	1,282,512
		2,180,173
	Residential Building Construction - 2.16%
55,650	D.R. Horton, Inc.	1,022,847

	Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 2.00%
18,675	E.I. du pont de Nemours & Co.	944,395

	Semiconductor and Other Electronic Component Manufacturing - 1.71%
141,725	Applied Micro Circuits Corp. (a)	810,667

	Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 1.74%
14,860	Church & Dwight Co., Inc.	824,284

	Software Publishers - 4.26%
16,630	Intuit	986,991

	The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
Schedule of Investments
June 30, 2012

Shares		COMMON STOCKS - 98.80%, continued	Value
		Software Publishers - 4.26%, continued
20,060		MICRO Systems, Inc. (a)	$1,027,071
			2,014,062
		Support Activities for Mining - 1.51%
15,228		Ensco PLC (b)	715,259

		Wired Telecommunications Carriers - 3.94%
12,085		Time Warner Cable, Inc.	992,178
19,620		Verizon Communications, Inc.	871,913
			1,864,091

		TOTAL COMMON STOCKS (Cost $41,394,311)	46,714,272

		SHORT-TERM INVESTMENTS - 1.48%
701,898		Fidelity Institutional Government Portfolio - Class I, 0.01% (c)	701,898
		TOTAL SHORT-TERM INVESTMENTS (Cost $701,898)	701,898

		Total Investments in Securities (Cost $42,096,209) - 100.28%	47,416,170
		Liabilities in Excess of Other Assets - (0.28)%	(132,318)
		NET ASSETS - 100.00%	$47,283,852

	(a)	Non-income producing security.
	(b)	U.S. traded security of a foreign issuer.
	(c)	Rate shown is the 7-day yield as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
STATEMENT OF ASSETS AND LIABILITIES at June 30, 2012

ASSETS
Investments in securities, at value (identified cost $42,096,209)	$47,416,170
Receivables
Fund shares sold	9,529
Dividends and interest	48,867
Prepaid expenses	14,829
Total assets	47,489,395

LIABILITIES
Payables
Fund shares redeemed	89,720
12b-1 fees	48,973
Audit fees	19,000
Advisory fees	12,579
Transfer agent fees and expenses	10,501
Administration fees	10,312
Fund accounting fees	6,725
Shareholder reporting	3,241
Legal fees	1,702
Chief Compliance Officer fee	1,500
Trustee Fees	1,052
Custody fees	238
Total liabilities	205,543

NET ASSETS	$47,283,852

CALCULATION OF NET ASSET VALUE PER SHARE
Class A
Net assets applicable to shares outstanding	$36,483,419
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	2,312,090
Net asset value and redemption price per share	$15.78
Maximum offering price per share (Net asset value per share divided by 95.00%)	$16.61

Class C
Net assets applicable to shares outstanding	$10,800,433
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	696,010
Net asset value and offering price per share (Note 1)	$15.52

The accompanying notes are an integral part of these financial statements

Davidson Multi-Cap Equity Fund
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

COMPONENTS OF NET ASSETS
Paid-in capital	$41,260,737
Undistributed net investment income	48,266
Accumulated net realized gain on investments	654,888
Net unrealized appreciation on investments	5,319,961
Net assets	$47,283,852

The accompanying notes are an integral part of these financial statements

Davidson Multi-Cap Equity Fund
STATEMENT OF OPERATIONS at June 30, 2012

INVESTMENT INCOME
Dividends	$695,990
Interest	76
Total investment income	696,066

Expenses
Advisory fees (Note 4)	259,497
Distribution fees - Class A (Note 5)	74,753
Distribution fees - Class C (Note 5)	100,214
Transfer agent fees and expenses (Note 4)	62,986
Adminstration fees (Note 4)	53,723
Fund accounting fees (Note 4)	40,197
Audit fees	19,001
Registration fees	17,152
Reports to shareholders	9,666
Legal fees	9,620
Chief Compliance Officer fee (Note 4)	9,000
Custody fees (Note 4)	7,243
Trustee fees	6,363
Insurance expense	4,078
Other expenses	6,744
Total expenses	680,237
Less: advisory fee waiver (Note 4)	(145,966)
Net expenses	534,271
Net investment income	161,795

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	1,216,534
Net change in unrealized depreciation on investments	(906,354)
Net realized and unrealized gain on investments	310,180
Net Increase in Net Assets Resulting from Operations	$471,975

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
STATEMENT OF CHANGES IN NET ASSETS

	Year Ended June 30, 2012	Year Ended June 30, 2011
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$161,795	$63,900
Net realized gain on investments	1,216,534	1,517,406
Net change in unrealized appreciation/(depreciation) on investments	(906,354)	6,506,839
Net increase in net assets resulting from operations	471,975	8,088,145

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A	(143,826)	(27,691)
Class C	(6,144)	-
From net realized gain on investments
Class A	(1,486,237)	(4,142)
Class C	(530,021)	(1,456)
Total distributions to shareholders	(2,166,228)	(33,289)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	10,132,660	7,679,068

Total increase in net assets	8,438,407	15,733,924

NET ASSETS
Beginning of year	38,845,445	23,111,521
End of year	$47,283,852	$38,845,445
Undistributed net investment income at end of year	$48,266	$36,441
(a) A summary of share transactions is as follows:

	Class A
	Year Ended June 30, 2012		Year Ended June 30, 2011
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	748,316	$11,822,088	383,649	$5,955,639
Shares issued on reinvestments of distributions	113,794	1,594,258	2,005	31,362
Shares redeemed	(276,193)	(4,249,868)	(91,951)	(1,410,380)
Net increase	585,917	$9,166,478	293,703	$4,576,621

The accompanying notes are an integral part of these financial statements

Davidson Multi-Cap Equity Fund
STATEMENT OF CHANGES IN NET ASSETS - Continued

	Class C
	Year Ended June 30, 2012		Year Ended June 30, 2011

	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	117,398	$1,806,408	238,361	$3,510,263
Shares issued on reinvestments of distributions	37,560	519,458	92	1,427
Shares redeemed	(88,287)	(1,359,684)	(26,748)	(409,243)
Net increase	66,671	$966,182	211,705	$3,102,447

The accompanying notes are an integral part of these financial statements

Davidson Multi-Cap Equity Fund - Class A
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Year Ended June 30, 2012	Year Ended June 30, 2011	Year Ended June 30, 2010	August 11, 2008* through June 30, 2009

Net asset value, beginning of period	$16.55	$12.51	$11.09	$15.00
Income from investment operations:
Net investment income	0.09	0.06	0.03 ^	0.10	^
Net realized and unrealized gain/(loss) on investments	0.06	4.00	1.43	(3.96)
Total from investment operations	0.15	4.06	1.46	(3.86)

Less distributions:
From net investment income	(0.08)	(0.02)	(0.04)	(0.05)
From net realized gain on investments	(0.84)	(0.00)#	-	-
Total distributions	(0.92)	(0.02)	(0.04)	(0.05)

Redemption fees retained	-	-	-	0.00	^#

Net asset value, end of period	$15.78	$16.55	$12.51	$11.09
Total return	1.64%	32.47%	13.13%	-25.72	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$36,483	$28,568	$17,922	$9,466
Ratio of expenses to average net assets:
Before expense reimbursement	1.51%	1.67%	2.17%	3.51	%†
After expense reimbursement	1.15%	1.15%	1.15%	1.15	%†
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	0.24%	(0.13)%	(0.82)%	(1.33	)%†
After expense reimbursement	0.60%	0.39%	0.20%	1.03	%†
Portfolio turnover rate	13.95%	19.34%	16.78%	22.58	%‡

* Commencement of operations.
^ Per share numbers have been calculated using the average shares method.
# Amount is less than $0.01.
‡ Not annualized.
† Annualized.

The accompanying notes are an integral part of these financial statements

Davidson Multi-Cap Equity Fund - Class C
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Year Ended June 30, 2012		Year Ended June 30, 2011	July 1, 2009* through June 30, 2010

Net asset value, beginning of period	$16.33		$12.42	$11.17
Income from investment operations:
Net investment loss	(0.02)		(0.05)	(0.07	)^
Net realized and unrealized gain on investments	0.06		3.96	1.35
Total from investment operations	0.04		3.91	1.28

Less distributions:
From net investment income	(0.01)		-	(0.03)
From net realized gain on investments	(0.84)		(0.00)#	-
Total distributions	(0.85)		(0.00)#	(0.03)

Net asset value, end of period	15.52		$16.33	$12.42
Total return	0.90%		31.50%	11.45	% ‡

Ratios/supplemental data:
Net assets, end of period (thousands)	10,800		$10,277	$5,189
Ratio of expenses to average net assets:
Before expense reimbursement	2.27%		2.42%	2.86	% †
After expense reimbursement	1.90%		1.90%	1.90	% †
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	(0.53	) %	(0.88)%	(1.50	)% †
After expense reimbursement	0.16%		(0.36)%	(0.54	)% †
Portfolio turnover rate	13.95%		19.34%	16.78	% ‡

* Commencement of operations.
^ Per share numbers have been calculated using the average shares method.
# Amount is less than $0.01.
‡ Not annualized.
† Annualized.

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2012

NOTE 1 - ORGANIZATION

        The Davidson Multi-Cap Equity Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Fund’s investment objective is to seek long-term capital appreciation.  The Fund currently offers Class A shares and Class C shares. Class A shares are subject to a maximum sales load of 5.00%, which decreases depending on the amount invested. U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent, will assess Class C redemptions a 1.00% Contingent Deferred Sales Charge on Fund shares held for one year or less, unless the dealer of record waived its commission. The Fund’s Class A shares and Class C shares commenced operations on August 11, 2008 and July 1, 2009, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

        The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2009-2011, or expected to be taken in the Fund’s 2012 tax return.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a first-in, first-out basis.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Davidson Multi-Cap Equity Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2012 - continued

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees: The Fund charges a 1.00% redemption fee to shareholders who redeem shares held for 7 days or less. Such fees are retained by the Fund and accounted for as an addition to paid-in capital. During the year ended June 30, 2012, the Fund retained no redemption fees.

G.
Events Subsequent to the Fiscal Year End:  In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Davidson Multi-Cap Equity Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2012 - continued

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

        Equity Securities - The Fund’s investments are carried at fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

        Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

         Short-Term Securities - Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2012:

Common Stocks	Level 1	Level 2	Level 3	Total
Accommodation and Food Services	$799,687	$-	$-	$799,687
Construction	1,022,847	-	-	1,022,847
Finance and Insurance	6,295,613	-	-	6,295,613
Health Care and SocialAssistance	840,436	-	-	840,436
Information	7,608,968	-	-	7,608,968
Management of Companies and Enterprises	718,047	-	-	718,047
Manufacturing	21,122,574	-	-	21,122,574
Mining	2,274,410	-	-	2,274,410
Professional, Scientific and Technical Services	1,619,697	-	-	1,619,697
Retail Trade	724,478	-	-	724,478

Summary of inputs continued to page 21

Davidson Multi-Cap Equity Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2012 - continued

Transportation and Warehousing	953,660	-	-	953,660
Utilities	1,774,305	-	-	1,774,305
Wholesale Trade	959,550	-	-	959,550
Total Common Stocks	46,714,272	-	-	46,714,272

Short-Term Investments	701,898	-	-	701,898

Total Investments in Securities	$47,416,170	$-	$-	$47,416,170

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at June 30, 2012, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the year ended June 30, 2012.

New Accounting Pronouncement - On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. At this time, the Fund is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  The Fund is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE 4 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the year ended June 30, 2012, Davidson Investment Advisors, Inc. (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.65% based upon the average daily net assets of the Fund. For the year ended June 30, 2012, the Fund incurred $259,497 in advisory fees.

Davidson Multi-Cap Equity Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2012 - continued

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s Class A and Class C aggregate annual operating expenses to 1.15% and 1.90%, respectively, of average daily net assets. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the year ended June 30, 2012, the Advisor reduced its fees and absorbed Fund expenses in the amount of $145,966; no amounts were reimbursed to the Advisor.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Year	Amount
2013	182,199
2014	168,267
2015	145,966
$496,432

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

For the year ended June 30, 2012, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

Transfer Agency (a)	$54,938
Fund Administration	53,723
Fund Accounting	40,197
Chief Compliance Officer	9,000
Custody	7,243

(a) Does not include out-of-pocket expenses

At June 30, 2012, the Fund had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

Fund Administration	$10,312
Transfer Agency (a)	9,118
Fund Accounting	6,725
Chief Compliance Officer	1,500
Custody	238
(a) Does not include out-of-pocket expenses

Davidson Multi-Cap Equity Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2012 - continued

        Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator. The Distributor has advised the Fund that it has received $64,570 in front-end sales charges resulting from sales of the Class A shares.  For the year ended June 30, 2012, the Distributor paid front-end sales charges of $64,570 to D.A. Davidson & Co. (“DAD”), the Advisor’s affiliated broker dealer. The Distributor pays a broker dealer a 1.00% up-front sales commission, which includes an advance of the first year's service and distribution fees on Class C shares. The Distributor retains the service and distribution fees in the first year to reimburse itself for paying your financial intermediary a 1.00% up-front sales commission and retains the service and distribution fees on accounts with no authorized dealer of record. For the year ended June 30, 2012, the Distributor paid DAD $12,581 in up-front sales commissions on Class C shares.

Certain officers of the Fund are employees of the Administrator.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

        The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% and 1.00%, respectively, of the Class A and Class C shares’ average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the year ended June 30, 2012, the Class A and Class C paid the Distributor $74,753 and $100,214, respectively.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

        For the year ended June 30, 2012, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $14,977,317 and $5,572,640, respectively.

NOTE 7 – INCOME TAXES

         Net investment income/(loss) and net realized gains/(losses) can differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and REIT adjustments.

The tax character of distributions paid during the year ended June 30, 2012 and the year ended June 30, 2011 was as follows:

distributions paid continued to page 24

Davidson Multi-Cap Equity Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2012 - continued

	June 30, 2012	June 30, 2011

Ordinary income	$1,048,476	$27,691
Long-term capital gains	$1,117,752	$5,598

Ordinary income distributions may include dividends paid from short-term capital gains.

As of June 30, 2012, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$42,117,337

Gross tax unrealized appreciation	8,496,632
Gross tax unrealized depreciation	(3,197,799)
Net tax unrealized appreciation	5,298,833

Undistributed ordinary income	278,073
Undistributed long-term capital gain	446,209
Total distributable earnings	724,282

Other accumulated gains/(losses)	-
Total accumulated earnings	$6,023,115

(a) The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and REIT adjustments.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and Shareholders of
The Davidson Multi-Cap Equity Fund

We have audited the accompanying statement of assets and liabilities of The Davidson Multi-Cap Equity Fund (formerly known as Davidson Multi-Cap Core Fund), a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of June 30, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and  for the period August 11, 2008 (commencement of operations) through June 30, 2009.   These financial statements and financial highlights are the responsibility of management.  Our responsibility is to express an opinion on these financial statements and financial highlights on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   Our procedures included confirmation  securities owned as of June 30, 2012, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present , in all material respects, the financial position of The Davidson Multi-operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the periodAugust 11, 2008 (commencement of operations) through June 30, 2009, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 29, 2012

Davidson Multi-Cap Equity Fund
NOTICE TO SHAREHOLDERS at June 30, 2012 (Unaudited)

For the year ended June 30, 2012, certain dividends paid by the Davidson Multi-Cap Equity Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income was 59.42%.

For corporate shareholders in the Davidson Multi-Cap Equity Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended June 30, 2012 was 58.16%.

The percentage of taxable ordinary income distributions that are designated as interest related income under Internal Revenue Section 871(k)(2)(C) for the year ended June 30, 2012 was 85.70%.

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-877-332-0529 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2012

Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012 is available without charge, upon request, by calling 1-877-332-0529.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-877-332-0529.

Davidson Multi-Cap Equity Fund
INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who over-see the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees(1)
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years
Sallie P. Diederich (age 62) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since January 2011.	Independent Mutual Fund Consultant, (1995 to present); Corporate Controller, Transamerica Fund Management Company (1994 to 1995); Senior Vice President, Putnam Investments (1992 to 1993); Vice President and Controller, American Capital Mutual Funds (1986 to 1992).	2	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

Donald E. O’Connor (age 76) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; former Financial Consultant and former Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	2	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Trustee, The Forward Funds (37 portfolios).

George J. Rebhan (age 77) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	2	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2009, E*TRADE Funds.

George T. Wofford (age 72) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; formerly Senior Vice President, Federal Home Loan Bank of San Francisco.	2	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

Davidson Multi-Cap Equity Fund
INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited) - continued

Interested Trustee
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years
Joe D. Redwine(3) (age 64) 615 E. Michigan Street Milwaukee, WI 53202	Interested Trustee	Indefinite term since September 2008.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).	2	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

Officers
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Joe D. Redwine (age 64) 615 E. Michigan Street Milwaukee, WI 53202	Chairman and Chief Executive Officer	Indefinite term since September 2007.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).

Douglas G. Hess (age 44) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term since June 2003.	Senior Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (March 1997 to present).

Cheryl L. King (age 50) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer and Principal Financial Officer	Indefinite term since December 2007.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (October 1998 to present).
Michael L. Ceccato (age 54) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term since September 2009.	Vice President, U.S. Bancorp Fund Services, LLC (February 2008 to present); General Counsel/Controller, Steinhafels, Inc. (September 1995 to February 2008).

Jeanine M. Bajczyk, Esq. (age 47) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term since June 2007.
Senior Vice President and Counsel, U.S. Bancorp Fund Services, LLC (May 2006 to present); Senior Counsel, Wells Fargo Funds Management, LLC (May 2005 to May 2006); Senior Counsel, Strong Financial Corporation (January 2002 to April 2005).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

(3)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

Davidson Multi-Cap Equity Fund
HOUSEHOLDING

In an effort to decrease costs, the Transfer Agent intends to reduce the number of duplicate prospectuses,  annual and semi-annual reports, proxy statement and other similar documents you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-332-0529 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;
●	Information you give us orally; and/or
●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Advisor
Davidson Investment Advisors, Inc.
Davidson Building
8 Third Street North
Great Falls, MT  59401
www.davidsonmutualfunds.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI  53202
877-332-0529

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY 10022-3205

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. To obtain a free prospectus please call 877-332-0529.

Davidson Multi-Cap Equity Fund Annual Report For the year ended June 30, 2012

Davidson Small/Mid Equity Fund

Annual Report
For the year ended
June 30, 2012

Davidson Small/Mid Equity Fund
STATEMENT OF ASSETS AND LIABILITIES at June 30, 2012

ASSETS
Subscription Receivable	$672,802
Total assets	672,802
NET ASSETS	$672,802

CALCULATION OF NET ASSET VALUE PER SHARE
Class A
Net assets applicable to shares outstanding	$595,287
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	39,686
Net asset value and redemption price per share	$15.00
Maximum offering price per share (Net asset value per share divided by 95.00%)	$15.79

Class C
Net assets applicable to shares outstanding	$77,515
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	5,168
Net asset value and offering price per share	$15.00

COMPONENTS OF NET ASSETS
Paid-in capital	$672,802
Net assets	$672,802

The accompanying notes are an integral part of these financial statements.

Davidson Small/Mid Equity Fund
STATEMENT OF CHANGES IN ASSETS

Period Ended June 30, 2012*

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	$672,802
Total increase in net assets	672,802

NET ASSETS
Beginning of period	-
End of period	$672,802

Undistributed net investment income at end of period	$-

(a) A summary of share transactions is as follows:

	Class A
	Period Ended June 30, 2012*
	Shares	Paid-in Capital
Shares sold	39,686	$595,287
Net increase	39,686	$595,287

	Class C
	Period Ended June 30, 2012*

Shares sold	5,168	$77,515
Net increase	5,168	$77,515
* The Fund commenced operations on June 29, 2012. The information presented is for the period from June 29, 2012 to June 30, 2012.

The accompanying notes are an integral part of these financial statements.

Davidson Small/Mid Equity Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2012

NOTE 1 - ORGANIZATION

The Davidson Small/Mid Equity Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Fund’s investment objective is to seek long-term capital appreciation.  The Fund currently offers Class A shares and Class C shares. Class A shares are subject to a maximum sales load of 5.00%, which decreases depending on the amount invested. U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent, will assess Class C redemptions a 1.00% Contingent Deferred Sales Charge on Fund shares held for one year or less, unless the dealer of record waived its commission. The Fund’s Class A shares and Class C shares commenced operations on June 29, 2012.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year as of June 30, 2012. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a last-in, first-out basis.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Davidson Small/Mid Equity Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2012

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees: The Fund charges a 1.00% redemption fee to shareholders who redeem shares held for 7 days or less. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

G.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

           Equity Securities - The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

           Short-Term Securities - Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

           As of June 30, 2012, the Fund had not yet purchased any securities.

Davidson Small/Mid Equity Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2012

New Accounting Pronouncement - On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. At this time, the Fund is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  The Fund is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE 4 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the period ended June 30, 2012, Davidson Investment Advisors, Inc. (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund.

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s Class A and Class C aggregate annual operating expenses to 1.40% and 2.15%, respectively, of average daily net assets. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

   Certain officers of the Fund are employees of the Administrator.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% and 1.00%, respectively, of the Class A and Class C shares’ average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.

Davidson Small/Mid Equity Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2012

NOTE 6 – PURCHASES AND SALES OF SECURITIES

The Fund did not purchase or sell any securities for the period ended June 30, 2012.

NOTE 7 – INCOME TAXES

At June 30, 2012, the Fund did not have any distributable earnings or accumulated losses on a tax basis. The Fund did not make any distributions for the period ended June 30, 2012.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and Shareholders of
Davidson Small/Mid Equity Fund

We have audited the accompanying statements of assets and liabilities of Davidson Small/Mid Equity Fund, a series of Advisors Series Trust (the “Trust”), as of June 30, 2012, and the statement of changes in net assets for the period then ended.  These financial statements are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of June 30, 2012, by correspondence with the custodian.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Davidson Small/Mid Equity Fund as of June 30, 2012 and the changes in its net assets for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 29, 2012

Davidson Small/Mid Equity Fund
NOTICE TO SHAREHOLDERS at June 30, 2012 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-877-332-0529 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2012

Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012 is available without charge, upon request, by calling 1-877-332-0529.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-877-332-0529.

Davidson Small/Mid Equity Fund
HOUSEHOLDING

In an effort to decrease costs, the Transfer Agent intends to reduce the number of duplicate prospectuses,  annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-332-0529 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Davidson Small/Mid Equity Fund
INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who over-see the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees(1)
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years
Sallie P. Diederich (age 62) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since January 2011.	Independent Mutual Fund Consultant, (1995 to present); Corporate Controller, Transamerica Fund Management Company (1994 to 1995); Senior Vice President, Putnam Investments (1992 to 1993); Vice President and Controller, American Capital Mutual Funds (1986 to 1992).	4	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

Donald E. O’Connor (age 76) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; former Financial Consultant and former Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	4	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Trustee, The Forward Funds (37 portfolios).

George J. Rebhan (age 77) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	4	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2009, E*TRADE Funds.

George T. Wofford (age 72) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; formerly Senior Vice President, Federal Home Loan Bank of San Francisco.	4	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

Davidson Small/Mid Equity Fund
INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited) - Continued

Interested Trustee
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years
Joe D. Redwine(3) (age 64) 615 E. Michigan Street Milwaukee, WI 53202	Interested Trustee	Indefinite term since September 2008.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).	4	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

Officers
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Joe D. Redwine (age 64) 615 E. Michigan Street Milwaukee, WI 53202	Chairman and Chief Executive Officer	Indefinite term since September 2007.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).

Douglas G. Hess (age 44) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term since June 2003.	Senior Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (March 1997 to present).

Cheryl L. King (age 50) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer and Principal Financial Officer	Indefinite term since December 2007.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (October 1998 to present).

Michael L. Ceccato (age 54) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term since September 2009.	Vice President, U.S. Bancorp Fund Services, LLC (February 2008 to present); General Counsel/Controller, Steinhafels, Inc. (September 1995 to February 2008).

Jeanine M. Bajczyk, Esq. (age 47) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term since June 2007.
Senior Vice President and Counsel, U.S. Bancorp Fund Services, LLC (May 2006 to present); Senior Counsel, Wells Fargo Funds Management, LLC (May 2005 to May 2006); Senior Counsel, Strong Financial Corporation (January 2002 to April 2005).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

(3)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;
●	Information you give us orally; and/or
●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Advisor
Davidson Investment Advisors, Inc.
Davidson Building
8 Third Street North
Great Falls, MT  59401
www.davidsonmutualfunds.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI  53202
877-332-0529

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY 10022-3205

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. To obtain a free prospectus please call 877-332-0529.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Sallie P. Diederich is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2012	FYE 6/30/2011
Audit Fees	$17,500	$15,900
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$2,900
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2012	FYE 6/30/2011
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2012	FYE 6/30/2011
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  9/5/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  9/5/2012

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  9/5/2012

* Print the name and title of each signing officer under his or her signature.